UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
 (Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Aerospace & Defense - 2.4%
Mercury Systems, Inc. (a)	51,675	$4,194,460

Banks - 8.6%
BancorpSouth Bank	64,634	1,913,813
Cadence BanCorp	95,112	1,668,265
CBTX, Inc.	40,830	1,138,340
Glacier Bancorp, Inc.	54,120	2,189,695
Pinnacle Financial Partners, Inc.	39,675	2,251,556
Seacoast Banking Corp. of Florida (a)	73,490	1,860,032
Texas Capital Bancshares, Inc. (a)	45,000	2,459,250
Veritex Holdings, Inc.	64,067	1,554,586
		15,035,537
Biotechnology - 4.7%
Charles River Laboratories International, Inc. (a)	19,545	2,587,172
Emergent BioSolutions, Inc. (a)	31,170	1,629,567
Ligand Pharmaceuticals, Inc. (a)	9,635	959,068
Natera, Inc. (a)	13,590	445,752
Neogen Corp. (a)	38,510	2,622,916
		8,244,475
Building Products - 6.5%
American Woodmark Corp. (a)	23,055	2,049,820
Builders FirstSource, Inc. (a)	137,725	2,833,692
CSW Industrials, Inc.	39,040	2,694,931
PGT Innovations, Inc. (a)	122,101	2,108,685
Trex Co., Inc. (a)	19,540	1,776,772
		11,463,900
Chemicals - 1.7%
Compass Minerals International, Inc.	46,190	2,609,273
Ferro Corp. (a)	30,000	355,800
Ferroglobe Representation and Warranty Insurance Trust (a)(c)	302,970	-
		2,965,073
Construction & Engineering - 2.4%
EMCOR Group, Inc.	30,670	2,641,301
NV5 Global, Inc. (a)	23,705	1,618,340
		4,259,641
Consumer Finance - 1.4%
FirstCash, Inc.	26,845	2,460,881

Electronic Equipment & Instruments - 0.2%
Novanta, Inc. (a)(b)	5,500	449,460

Food Products - 3.3%
Freshpet, Inc. (a)	36,590	1,821,084
Hostess Brands, Inc. (a)	160,520	2,244,872
J&J Snack Foods Corp.	9,150	1,756,800
		5,822,756

Health Care Equipment & Supplies - 5.6%
Cantel Medical Corp.	19,815	1,482,162
Cerus Corp. (a)	276,610	1,425,925
Mesa Laboratories, Inc.	9,650	2,294,480
NeoGenomics, Inc. (a)	83,950	1,605,124
STAAR Surgical Co. (a)	105,275	2,713,990
ViewRay, Inc. (a)	85,000	246,500
		9,768,181
Health Care Providers & Services - 6.4%
HealthEquity, Inc. (a)	32,820	1,875,499
Medpace Holdings, Inc. (a)	23,730	1,994,269
Omnicell, Inc. (a)	39,775	2,874,539
R1 RCM, Inc. (a)	225,000	2,009,250
U.S. Physical Therapy, Inc.	19,240	2,511,782
		11,265,339
Health Care Technology - 1.3%
Teladoc Health, Inc. (a)	32,990	2,234,083

Hotels, Restaurants & Leisure - 3.4%
Everi Holdings, Inc. (a)	226,637	1,917,349
Planet Fitness, Inc. - Class A (a)	23,305	1,348,660
Wingstop, Inc.	30,625	2,672,950
		5,938,959
Household Durables - 1.3%
Century Communities, Inc. (a)	72,625	2,224,504

Insurance - 5.3%
Goosehead Insurance, Inc. - Class A	25,395	1,253,243
The Hanover Insurance Group, Inc.	16,295	2,208,624
Kinsale Capital Group, Inc.	22,590	2,333,773
Palomar Holdings, Inc. (a)	35,875	1,414,193
ProAssurance Corp.	51,835	2,087,395
		9,297,228
Internet & Catalog Retail - 0.4%
Revolve Group, Inc. (a)	29,955	700,048

IT Consulting & Services - 2.9%
Cass Information Systems, Inc.	25,680	1,386,463
FireEye, Inc. (a)	71,865	958,679
LiveRamp Holdings, Inc. (a)	63,446	2,725,640
		5,070,782
Machinery - 6.9%
Alamo Group, Inc.	13,195	1,553,316
Barnes Group, Inc.	17,160	884,426
Colfax Corp. (a)	15,040	437,062
Evoqua Water Technologies Corp. (a)	110,615	1,882,667
John Bean Technologies Corp.	19,415	1,930,434
Kennametal, Inc.	39,990	1,229,293
Rexnord Corp. (a)	77,975	2,109,224
Watts Water Technologies, Inc. - Class A	22,625	2,120,641
		12,147,063

Marine - 1.6%
Kirby Corp. (a)	35,355	2,904,767

Media & Entertainment - 2.1%
Nexstar Media Group, Inc. - Class A	27,625	2,826,314
Sinclair Broadcast Group, Inc. - Class A	20,560	878,734
		3,705,048
Metals & Mining - 1.2%
Carpenter Technology Corp.	40,615	2,098,171

Multiline Retail - 1.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	33,460	1,962,094

Oil & Gas & Consumable Fuels - 3.5%
Brigham Minerals, Inc. - Class A (a)	96,865	1,927,614
Magnolia Oil & Gas Corp. - Class A (a)	171,670	1,905,537
Matador Resources Co. (a)	58,305	963,782
WPX Energy, Inc. (a)	134,704	1,426,515
		6,223,448
Pharmaceuticals - 1.4%
Horizon Therapeutics PLC (a)(b)	92,520	2,519,320

Real Estate Development - 2.1%
FirstService Corp. (b)	18,940	1,942,676
Newmark Group, Inc. - Class A	185,313	1,678,936
		3,621,612
Real Estate Investment Trusts - 3.9%
First Industrial Realty Trust, Inc.	56,255	2,225,447
Life Storage, Inc.	22,180	2,337,994
PotlatchDeltic Corp.	54,340	2,232,559
		6,796,000
Software - 8.5%
ACI Worldwide, Inc. (a)	76,645	2,400,905
Appian Corp. (a)	55,740	2,647,650
Five9, Inc. (a)	25,790	1,385,955
Instructure, Inc. (a)	43,900	1,700,686
LivePerson, Inc. (a)	38,665	1,380,341
OneSpan Inc. (a)	39,765	576,592
RealPage, Inc. (a)	36,625	2,302,247
Talend SA - ADR (a)(b)	35,575	1,208,838
Zuora, Inc. - Class A (a)	87,070	1,310,404
		14,913,618
Software & Services - 5.3%
Alarm.com Holdings, Inc. (a)	40,245	1,877,027
Carbonite, Inc. (a)	33,480	518,605
Cornerstone OnDemand, Inc. (a)	48,730	2,671,378
Envestnet, Inc. (a)	32,131	1,821,828
Yext, Inc. (a)	150,700	2,394,623
		9,283,461
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	4,291	415,755
Steven Madden Ltd.	45,765	1,637,929
		2,053,684
Thrifts & Mortgage Finance - 1.1%
Home BancShares, Inc.	106,661	2,004,694

Trading Companies & Distributors - 2.3%
DXP Enterprises, Inc. (a)	12,555	435,909
Systemax, Inc.	69,533	1,530,421
Textainer Group Holdings Ltd. (a)(b)	78,380	776,746
Triton International Limited of Bermuda (b)	40,065	1,355,800
		4,098,876
TOTAL COMMON STOCKS
(Cost $136,154,805)		175,727,163

SHORT-TERM INVESTMENT - 0.2%
Money Market Fund - 0.2%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.81% (d)	322,053	322,053

TOTAL SHORT-TERM INVESTMENT
(Cost $322,053)		322,053

Total Investments - 100.2%
(Cost $136,476,858)		176,049,216
Liabilities in Excess of Other Assets - (0.2)%		(320,874)
TOTAL NET ASSETS - 100.0%		$175,728,342

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Security Issued by non-U.S. Incorporated company.
(c)	Securities for which market quotations are not readily available. These securities have been valued under procedures approved by the Fund's Board of Trustees.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 5.2%
Hexcel Corp.	2,695	$221,341
Mercury Systems, Inc. (a)	5,095	413,561
		634,902
Banks - 4.0%
Cadence BanCorp	10,950	192,063
Pinnacle Financial Partners, Inc.	3,450	195,787
Texas Capital Bancshares, Inc. (a)	1,915	104,655
		492,505
Biotechnology - 5.9%
Charles River Laboratories International, Inc. (a)	1,840	243,561
Exact Sciences Corp. (a)	2,510	226,828
Ligand Pharmaceuticals, Inc. (a)	135	13,438
Neogen Corp. (a)	3,570	243,153
		726,980
Building Products - 3.7%
Builders FirstSource, Inc. (a)	13,490	277,556
Trex Co., Inc. (a)	1,975	179,587
		457,143
Capital Markets - 1.8%
LPL Financial Holdings, Inc.	2,730	223,587

Chemicals - 1.8%
FMC Corp.	2,525	221,392

Construction & Engineering - 1.8%
EMCOR Group, Inc.	2,575	221,759

Consumer Finance - 1.7%
FirstCash, Inc.	2,265	207,633

Electronic Equipment & Instruments - 3.0%
FLIR Systems, Inc.	4,430	232,973
Trimble, Inc. (a)	3,380	131,178
		364,151
Food Products - 1.6%
Freshpet, Inc. (a)	4,090	203,559

Health Care Equipment & Supplies - 5.7%
Cantel Medical Corp.	2,060	154,088
PerkinElmer, Inc.	1,555	132,439
PRA Health Sciences, Inc. (a)	2,355	233,687
STAAR Surgical Co. (a)	7,295	188,065
		708,279
Health Care Providers & Services - 3.4%
HealthEquity, Inc. (a)	2,815	160,863
Omnicell, Inc. (a)	3,500	252,945
		413,808
Health Care Technology - 1.9%
Teladoc Health, Inc. (a)	3,405	230,587

Hotels, Restaurants & Leisure - 0.9%
Planet Fitness, Inc. - Class A (a)	1,900	109,953

Insurance - 2.2%
The Hanover Insurance Group, Inc.	2,000	271,080

Internet Software & Services - 1.5%
Euronet Worldwide, Inc. (a)	1,225	179,217

IT Consulting & Services - 1.8%
LiveRamp Holdings, Inc. (a)	5,085	218,452

Leisure Equipment & Products - 2.6%
Pool Corp.	1,595	321,712

Machinery - 2.7%
Kennametal, Inc.	3,795	116,659
Rexnord Corp. (a)	8,025	217,076
		333,735
Marine - 1.9%
Kirby Corp. (a)	2,785	228,816

Media & Entertainment - 4.3%
Live Nation Entertainment, Inc. (a)	3,310	219,585
Nexstar Media Group, Inc. - Class A	3,000	306,930
		526,515
Metals & Mining - 1.7%
Reliance Steel & Aluminum Co.	2,140	213,272

Multiline Retail - 2.6%
Five Below, Inc. (a)	1,170	147,537
Ollie's Bargain Outlet Holdings, Inc. (a)	2,855	167,417
		314,954
Oil & Gas & Consumable Fuels - 2.6%
Parsley Energy, Inc. - Class A	11,005	184,884
WPX Energy, Inc. (a)	12,545	132,852
		317,736
Pharmaceuticals - 2.1%
Horizon Therapeutics PLC (a)(b)	9,700	264,131

Real Estate Development - 1.4%
FirstService Corp. (b)	1,710	175,395

Real Estate Investment Trusts - 7.5%
American Campus Communities, Inc.	5,375	258,430
First Industrial Realty Trust, Inc.	5,760	227,866
Life Storage, Inc.	2,185	230,321
PotlatchDeltic Corp.	4,995	205,219
		921,836
Software - 8.9%
Fair Isaac Corp. (a)	675	204,876
Fortinet, Inc. (a)	2,395	183,840
Guidewire Software, Inc. (a)	1,920	202,330
Proofpoint, Inc. (a)	2,330	300,686
RealPage, Inc. (a)	3,185	200,209
		1,091,941
Software & Services - 6.2%
Akamai Technologies, Inc. (a)	1,775	162,200
Cornerstone OnDemand, Inc. (a)	3,555	194,885
Coupa Software, Inc. (a)	1,790	231,930
Envestnet, Inc. (a)	3,000	170,100
		759,115

Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	2,170	210,251

Thrifts & Mortgage Finance - 1.4%
Home BancShares, Inc.	9,455	177,707

Trading Companies & Distributors - 1.9%
Watsco, Inc.	1,420	240,236

TOTAL COMMON STOCKS
(Cost $9,304,521)		11,982,339

SHORT-TERM INVESTMENT - 2.7%
Money Market Fund - 2.7%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 1.81% (c)	331,562	331,562

TOTAL SHORT-TERM INVESTMENT
(Cost $331,562)		331,562

Total Investments - 100.1%
(Cost $9,636,083)		12,313,901
Liabilities in Excess of Other Assets - (0.1)%		(9,812)
TOTAL NET ASSETS - 100.0%		$12,304,089

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
Aerospace & Defense - 2.5%
Honeywell International, Inc.	52,800	$8,933,760

Banks - 7.1%
Bank of America Corp.	242,000	7,059,140
Comerica, Inc.	156,000	10,294,440
Cullen/Frost Bankers, Inc.	65,000	5,755,750
Glacier Bancorp, Inc.	60,000	2,427,600
		25,536,930
Beverages - 3.8%
The Coca-Cola Co.	80,000	4,355,200
Kuerig Dr Pepper, Inc.	100,000	2,732,000
PepsiCo, Inc.	49,000	6,717,900
		13,805,100
Biotechnology - 1.5%
Amgen, Inc.	28,000	5,418,280

Chemicals - 6.0%
Air Products & Chemicals, Inc.	21,000	4,659,060
Ecolab, Inc.	45,000	8,911,800
FMC Corp.	90,000	7,891,200
		21,462,060
Commercial Services & Supplies - 3.7%
Cintas Corp.	16,000	4,289,600
Waste Connections, Inc. (b)	97,500	8,970,000
		13,259,600
Computers & Peripherals - 1.9%
Apple, Inc.	30,000	6,719,100

Diversified Financials - 3.3%
JPMorgan Chase & Co.	102,000	12,004,380

Electrical Equipment & Instruments - 4.6%
Franklin Electric Co., Inc.	85,000	4,063,850
Rockwell Automation, Inc.	25,000	4,120,000
Roper Technologies, Inc.	23,000	8,201,800
		16,385,650
Electronic Equipment & Instruments - 2.3%
National Instruments Corp.	55,000	2,309,450
Trimble, Inc. (a)	150,000	5,821,500
		8,130,950
Food Products - 0.8%
Mondelez International, Inc. - Class A	54,000	2,987,280

Health Care Equipment & Supplies - 7.6%
Danaher Corp.	75,000	10,832,250
PerkinElmer, Inc.	100,000	8,517,000
Thermo Fisher Scientific, Inc.	27,200	7,922,544
		27,271,794
Household Products - 2.0%
Kimberly-Clark Corp.	50,000	7,102,500

Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	5,000	8,679,550

IT Consulting & Services - 2.2%
PayPal Holdings, Inc. (a)	75,000	7,769,250

Machinery - 5.8%
Generac Holdings, Inc. (a)	115,000	9,009,100
The Toro Co.	74,000	5,424,200
Valmont Industries, Inc.	45,000	6,229,800
		20,663,100
Marine - 0.9%
Kirby Corp. (a)	40,000	3,286,400

Media & Entertainment - 4.4%
Alphabet, Inc. - Class A (a)	7,000	8,547,980
Facebook, Inc. - Class A (a)	27,000	4,808,160
Live Nation Entertainment, Inc. (a)	35,000	2,321,900
		15,678,040
Metals & Mining - 0.6%
Newmont Goldcorp Corp.	60,000	2,275,200

Oil & Gas & Consumable Fuels - 4.8%
Cabot Oil & Gas Corp.	190,000	3,338,300
ConocoPhillips	81,500	4,643,870
EOG Resources, Inc.	65,000	4,824,300
Occidental Petroleum Corp.	100,000	4,447,000
		17,253,470
Personal Products - 1.7%
The Estee Lauder Cos., Inc. - Class A	30,000	5,968,500

Pharmaceuticals - 4.9%
Merck & Co., Inc.	80,000	6,734,400
Pfizer, Inc.	115,000	4,131,950
Zoetis, Inc.	53,500	6,665,565
		17,531,915
Road & Rail - 2.6%
Kansas City Southern	40,000	5,320,400
Union Pacific Corp.	24,000	3,887,520
		9,207,920
Software - 6.8%
Adobe, Inc. (a)	30,000	8,287,500
Microsoft Corp.	100,000	13,903,000
RealPage, Inc. (a)	35,000	2,200,100
		24,390,600
Software & Services - 3.9%
Akamai Technologies, Inc. (a)	90,000	8,224,200
Alarm.com Holdings, Inc. (a)	67,000	3,124,880
LogMeIn, Inc.	35,000	2,483,600
		13,832,680
Specialty Retail - 1.9%
The Home Depot, Inc.	30,000	6,960,600

Textiles, Apparel & Luxury Goods - 2.5%
VF Corp.	100,000	8,899,000

TOTAL COMMON STOCKS
(Cost $176,545,547)		331,413,609

	Principal
SHORT-TERM INVESTMENTS - 7.5%	Amount
U.S. Treasury Note - 1.2%
1.625%, 03/15/2020	$4,300,000	4,295,297

	Shares
Money Market Funds - 6.3%
Fidelity Investments Money Market Government Portfolio - Class I, 1.86% (c)	1,225,285	1,225,285
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.81% (c)	10,655,662	10,655,662
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 1.83% (c)	10,654,404	10,654,404

		22,535,351
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,822,635)		26,830,648

Total Investments - 100.0%
(Cost $203,368,182)		358,244,257
Liabilities in Excess of Other Assets - 0.0%		(44,694)
TOTAL NET ASSETS - 100.0%		$358,199,563

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 69.4%	Shares	Value
Aerospace & Defense - 2.2%
Honeywell International, Inc.	6,100	$1,032,120
L3Harris Technologies, Inc.	5,200	1,084,928
		2,117,048
Banks - 4.2%
Bank of America Corp.	38,500	1,123,045
Comerica, Inc.	12,500	824,875
Cullen/Frost Bankers, Inc.	8,800	779,240
SunTrust Banks, Inc.	7,600	522,880
Zions Bancorp N.A.	20,000	890,400
		4,140,440
Beverages - 1.9%
The Coca-Cola Co.	17,600	958,144
PepsiCo, Inc.	6,700	918,570
		1,876,714
Biotechnology - 1.1%
Charles River Laboratories International, Inc. (a)	8,100	1,072,197

Chemicals - 6.0%
Air Products and Chemicals, Inc.	6,600	1,464,276
Corteva, Inc. (a)	21,358	598,024
DuPont de Nemours, Inc.	8,158	581,747
Ecolab, Inc.	4,800	950,592
FMC Corp.	13,700	1,201,216
Linde PLC (b)	5,500	1,065,460
		5,861,315
Commercial Services & Supplies - 1.8%
Cintas Corp.	4,000	1,072,400
Waste Management, Inc.	5,900	678,500
		1,750,900
Communications Equipment - 0.6%
QUALCOMM, Inc.	8,000	610,240

Computers & Peripherals - 1.6%
Apple, Inc.	7,150	1,601,385

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	4,100	1,123,810

Containers & Packaging - 0.6%
Ball Corp.	8,800	640,728

Diversified Financials - 2.5%
JPMorgan Chase & Co.	10,500	1,235,745
Moody's Corp.	5,700	1,167,531
		2,403,276
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	26,739	1,011,804
Verizon Communications, Inc.	13,841	835,443
		1,847,247
Electrical Equipment & Instruments - 1.7%
Emerson Electric Co.	13,400	895,924
Rockwell Automation, Inc.	4,500	741,600
		1,637,524
Electronic Equipment & Instruments - 2.3%
FLIR Systems, Inc.	13,700	720,483
National Instruments Corp.	15,800	663,442
Trimble, Inc. (a)	22,200	861,582
		2,245,507

Food & Drug Retailing - 1.1%
Walmart, Inc.	9,500	1,127,460

Food Products - 1.0%
Mondelez International, Inc. - Class A	17,400	962,568

Health Care Equipment & Supplies - 5.3%
Becton, Dickinson & Co.	4,400	1,113,024
Danaher Corp.	8,800	1,270,984
Medtronic PLC (b)	7,600	825,512
PerkinElmer, Inc.	10,100	860,217
Thermo Fisher Scientific, Inc.	3,700	1,077,699
		5,147,436
Household Products - 2.3%
Colgate-Palmolive Co.	11,600	852,716
Kimberly-Clark Corp.	6,600	937,530
The Procter & Gamble Co.	3,500	435,330
		2,225,576
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	700	1,215,137

IT Consulting & Services - 3.3%
Black Knight, Inc. (a)	14,000	854,840
PayPal Holdings, Inc. (a)	11,400	1,180,926
Visa, Inc. - Class A	6,800	1,169,668
		3,205,434
Machinery - 1.6%
Fortive Corp.	11,300	774,728
Stanley Black & Decker, Inc.	5,400	779,814
		1,554,542
Marine - 0.8%
Kirby Corp. (a)	9,000	739,440

Media & Entertainment - 2.7%
Alphabet, Inc. - Class A (a)	250	305,285
Alphabet, Inc. - Class C (a)	825	1,005,675
CBS Corp. - Class B	3,600	145,332
The Walt Disney Co.	9,500	1,238,040
		2,694,332
Oil & Gas & Consumable Fuels - 4.0%
Cabot Oil & Gas Corp.	25,900	455,063
Chevron Corp.	7,295	865,187
ConocoPhillips	11,400	649,572
EOG Resources, Inc.	8,600	638,292
Exxon Mobil Corp.	4,633	327,136
Pioneer Natural Resources Co.	4,100	515,657
WPX Energy, Inc. (a)	41,000	434,190
		3,885,097
Pharmaceuticals - 3.9%
Abbott Laboratories	12,300	1,029,141
Merck & Co., Inc.	9,800	824,964
Pfizer, Inc.	12,600	452,718
Zoetis, Inc.	12,200	1,519,998
		3,826,821
Real Estate Investment Trusts - 0.9%
American Tower Corp.	3,800	840,294

Road & Rail - 0.7%
Union Pacific Corp.	4,100	664,118

Software - 5.8%
Adobe, Inc. (a)	3,500	966,875
Microsoft Corp.	10,400	1,445,912
Oracle Corp.	17,800	979,534
RealPage, Inc. (a)	20,900	1,313,774
salesforce.com, Inc. (a)	6,400	950,016
		5,656,111
Software & Services - 1.2%
Akamai Technologies, Inc. (a)	12,500	1,142,250

Specialty Retail - 1.7%
The Home Depot, Inc.	5,600	1,299,312
O'Reilly Automotive, Inc. (a)	1,000	398,510
		1,697,822
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. - Class B	11,600	1,089,472
VF Corp.	14,700	1,308,153
		2,397,625
TOTAL COMMON STOCKS
(Cost $43,106,653)		67,910,394

	Principal
CORPORATE BONDS - 28.3%	Amount
Aerospace & Defense - 0.3%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$250,000	263,813

Air Freight & Logistics - 1.1%
FedEx Corp.
2.700%, 04/15/2023	425,000	430,281
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	607,072
		1,037,353
Banks - 2.6%
Bank of America Corp.:
2.625%, 10/19/2020	400,000	402,607
2.625%, 04/19/2021	250,000	252,305
The Bank of New York Mellon Corp.:
2.450%, 11/27/2020
Callable 10/27/2020	350,000	351,813
2.500%, 04/15/2021
Callable 03/15/2021	200,000	201,587
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	475,000	499,040
SunTrust Bank:
4.050%, 11/03/2025
Callable 09/03/2025	385,000	421,029
3.300%, 05/15/2026
Callable 04/15/2026	400,000	415,390
		2,543,771
Beverages - 0.4%
PepsiCo, Inc.
3.000%, 08/25/2021	415,000	423,978

Biotechnology - 0.9%
Amgen, Inc.:
2.700%, 05/01/2022
Callable 03/01/2022	325,000	329,931
3.625%, 05/22/2024
Callable 02/22/2024	250,000	265,021
Celgene Corp.
3.625%, 05/15/2024
Callable 02/15/2024	250,000	264,164
		859,116
Chemicals - 0.5%
Ecolab, Inc.
3.250%, 01/14/2023
Callable 11/14/2022	500,000	518,249

Communications Equipment - 0.3%
Cisco Systems, Inc.
2.200%, 02/28/2021	275,000	276,502

Computers & Peripherals - 0.9%
Apple, Inc.
2.850%, 05/06/2021	500,000	507,967
International Business Machines Corp.
2.250%, 02/19/2021	350,000	351,683
		859,650
Consumer Finance - 0.8%
American Express Co.:
3.400%, 02/27/2023
Callable 01/27/2023	125,000	129,878
3.700%, 08/03/2023
Callable 07/03/2023	300,000	316,269
3.000%, 10/30/2024
Callable 09/29/2024	350,000	361,683
		807,830
Diversified Financials - 0.9%
JPMorgan Chase & Co.:
2.400%, 06/07/2021
Callable 05/07/2021	400,000	402,015
3.375%, 05/01/2023	225,000	232,850
3.200%, 06/15/2026
Callable 03/15/2026	200,000	207,791
		842,656
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.:
2.450%, 11/01/2022
Callable 08/01/2022	200,000	202,702
3.500%, 11/01/2024
Callable 08/01/2024	250,000	264,524
		467,226
Electrical Equipment & Instruments - 1.3%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	411,499
3.150%, 06/01/2025
Callable 03/01/2025	200,000	210,920
Roper Technologies, Inc.
2.800%, 12/15/2021
Callable 11/15/2021	600,000	609,835
		1,232,254

Electronic Equipment & Instruments - 0.5%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	522,635

Food & Drug Retailing - 1.8%
Costco Wholesale Corp.
2.250%, 02/15/2022	400,000	403,975
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021
Callable 09/18/2021	325,000	332,660
3.800%, 11/18/2024
Callable 08/18/2024	250,000	263,816
Walmart, Inc.
3.550%, 06/26/2025
Callable 04/26/2025	700,000	756,274
		1,756,725
Health Care Equipment & Supplies - 0.4%
Danaher Corp.
2.400%, 09/15/2020
Callable 08/15/2020	400,000	400,648

Health Care Providers & Services - 0.4%
CVS Health Corp.
2.125%, 06/01/2021
Callable 05/01/2021	400,000	399,714

Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.750%, 12/09/2020
Callable 11/09/2020	200,000	201,642
3.625%, 05/20/2021	100,000	102,585
		304,227
Insurance - 0.7%
Berkshire Hathaway, Inc.
2.200%, 03/15/2021
Callable 02/15/2021	710,000	713,879

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.
3.300%, 12/05/2021
Callable 10/05/2021	695,000	715,836

Machinery - 0.8%
Illinois Tool Works, Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	757,484

Media & Entertainment - 1.1%
Alphabet, Inc.
3.375%, 02/25/2024	600,000	639,596
TWDC Enterprises 18 Corp.
2.300%, 02/12/2021	420,000	422,991
		1,062,587
Oil & Gas & Consumable Fuels - 4.9%
Chevron Corp.
2.411%, 03/03/2022
Callable 01/03/2022	500,000	505,942
ConocoPhillips
2.400%, 12/15/2022
Callable 09/15/2022	490,000	494,663

Enterprise Products Operating, LLC:
2.850%, 04/15/2021
Callable 03/15/2021	500,000	505,485
3.750%, 02/15/2025
Callable 11/15/2024	300,000	319,839
EOG Resources, Inc.
2.625%, 03/15/2023
Callable 12/15/2022	600,000	611,941
Exxon Mobil Corp.:
2.222%, 03/01/2021
Callable 02/01/2021	325,000	326,790
3.043%, 03/01/2026
Callable 12/01/2025	300,000	314,610
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	416,116
Occidental Petroleum Corp.:
2.600%, 04/15/2022
Callable 03/15/2022	500,000	502,702
3.500%, 06/15/2025
Callable 03/15/2025	250,000	257,225
Schlumberger Investment SA (b)
3.650%, 12/01/2023
Callable 09/01/2023	500,000	528,963
		4,784,276
Pharmaceuticals - 1.2%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	245,000	257,105
3.875%, 09/15/2025
Callable 06/15/2025	255,000	277,519
Merck & Co., Inc.
2.350%, 02/10/2022	650,000	658,200
		1,192,824
Real Estate Investment Trusts - 0.7%
American Tower Corp.
3.375%, 10/15/2026
Callable 07/15/2026	635,000	660,954

Road & Rail - 0.8%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	618,826
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	215,559
		834,385
Semiconductor Equipment & Products - 0.5%
Texas Instruments Inc.
2.750%, 03/12/2021
Callable 02/12/2021	470,000	475,719

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	500,000	542,205

Software - 1.3%
Microsoft Corp.:
2.375%, 02/12/2022
Callable 01/12/2022	400,000	405,624

3.125%, 11/03/2025
Callable 08/03/2025	230,000	244,744
Oracle Corp.
2.800%, 07/08/2021	625,000	634,141
		1,284,509
Specialty Retail - 1.1%
The Home Depot, Inc.:
2.625%, 06/01/2022
Callable 05/01/2022	290,000	296,562
2.800%, 09/14/2027
Callable 06/14/2027	500,000	523,487
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	300,000	308,611
		1,128,660
TOTAL CORPORATE BONDS
(Cost $27,033,477)		27,669,665

SHORT-TERM INVESTMENT - 2.1%	Shares
Money Market Fund - 2.1%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.81% (c)	2,064,530	2,064,530

TOTAL SHORT-TERM INVESTMENT
(Cost $2,064,530)		2,064,530

Total Investments - 99.8%
(Cost $72,204,660)		97,644,589
Other Assets in Excess of Liabilities - 0.2%		215,437
TOTAL NET ASSETS - 100.0%		$97,860,026

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Principal
CORPORATE BONDS - 71.9%	Amount	Value
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$1,750,000	$1,846,693

Air Freight & Logistics - 1.3%
FedEx Corp.
3.250%, 04/01/2026
Callable 01/01/2026	3,500,000	3,611,183

Banks - 6.8%
Bank of America Corp.:
2.625%, 10/19/2020	2,600,000	2,616,946
3.458% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)
Callable 10/21/2021	2,975,000	3,014,680
4.450%, 03/03/2026	2,000,000	2,181,293
BB&T Corp.
2.689% (3 Month LIBOR USD + 0.570%), 06/15/2020 (a)	2,000,000	2,006,100
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	2,000,000	2,101,221
SunTrust Banks, Inc.
3.300%, 05/15/2026
Callable 04/15/2026	4,333,000	4,499,711
Wells Fargo & Co.
4.125%, 08/15/2023	2,000,000	2,123,821
		18,543,772
Biotechnology - 1.9%
Celgene Corp.
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	5,019,110

Chemicals - 0.7%
Ecolab, Inc.
2.375%, 08/10/2022
Callable 07/10/2022	1,925,000	1,942,262

Computers & Peripherals - 1.2%
Apple, Inc.
2.400%, 05/03/2023	3,250,000	3,305,733

Consumer Finance - 3.4%
American Express Co.:
2.596% (3 Month LIBOR USD + 0.330%), 10/30/2020 (a)
Callable 09/29/2020	2,000,000	2,002,734
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	2,066,762
4.200%, 11/06/2025
Callable 10/06/2025	2,000,000	2,199,524
American Express Credit Corp.
2.375%, 05/26/2020
Callable 04/25/2020	3,000,000	3,004,230
		9,273,250

Containers & Packaging - 2.0%
Ball Corp.:
5.000%, 03/15/2022	2,000,000	2,110,000
5.250%, 07/01/2025	3,000,000	3,326,250
		5,436,250
Diversified Financials - 4.4%
JPMorgan Chase & Co.:
3.214% (3 Month LIBOR USD + 0.955%), 01/23/2020 (a)	3,082,000	3,090,985
3.176% (3 Month LIBOR USD + 0.900%), 04/25/2023 (a)
Callable 04/25/2022	2,409,000	2,424,137
3.375%, 05/01/2023	2,000,000	2,069,778
3.300%, 04/01/2026
Callable 01/01/2026	3,500,000	3,665,599
3.200%, 06/15/2026
Callable 03/15/2026	636,000	660,776
		11,911,275
Diversified Telecommunication Services - 7.4%
AT&T, Inc.:
3.253% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	2,975,000	3,002,059
3.800%, 02/15/2027
Callable 11/15/2026	2,000,000	2,119,973
4.250%, 03/01/2027
Callable 12/01/2026	4,000,000	4,355,569
CenturyLink, Inc.
5.800%, 03/15/2022	2,500,000	2,646,875
Verizon Communications, Inc.:
3.119% (3 Month LIBOR USD + 1.000%), 03/16/2022 (a)	2,200,000	2,234,003
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,773,645
3.500%, 11/01/2024
Callable 08/01/2024	1,750,000	1,851,665
4.125%, 03/16/2027	2,000,000	2,210,206
		20,193,995
Electrical Equipment & Instruments - 2.8%
Emerson Electric Co.:
2.625%, 12/01/2021
Callable 11/01/2021	950,000	961,507
3.150%, 06/01/2025
Callable 03/01/2025	5,000,000	5,272,998
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,487,826
		7,722,331
Electronic Equipment & Instruments - 1.7%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,703,717

Food & Drug Retailing - 1.7%
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024
Callable 08/18/2024	4,375,000	4,616,784

Health Care Equipment & Supplies - 6.6%
Danaher Corp.:
2.400%, 09/15/2020
Callable 08/15/2020	2,000,000	2,003,239

3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,846,575
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 10/13/2019	1,094,000	1,149,281
Thermo Fisher Scientific, Inc.:
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,833,873
2.950%, 09/19/2026
Callable 06/19/2026	4,000,000	4,124,449
		17,957,417
Health Care Providers & Services - 2.4%
CVS Health Corp.:
2.822% (3 Month LIBOR USD + 0.720%), 03/09/2021 (a)	4,500,000	4,522,975
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,051,098
		6,574,073
Household Products - 0.4%
The Procter & Gamble Co.
8.000%, 09/01/2024	775,000	981,436

Internet & Catalog Retail - 1.9%
Amazon.com, Inc.
2.500%, 11/29/2022
Callable 08/29/2022	5,000,000	5,089,959

Media & Entertainment - 1.6%
Alphabet, Inc.
3.375%, 02/25/2024	4,000,000	4,263,976

Multiline Retail - 1.7%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,662,703

Oil & Gas & Consumable Fuels - 7.9%
Chevron Corp.:
2.411%, 03/03/2022
Callable 01/03/2022	1,450,000	1,467,230
2.954%, 05/16/2026
Callable 02/16/2026	1,870,000	1,957,036
ConocoPhillips Co.
3.058% (3 Month LIBOR USD + 0.900%), 05/15/2022 (a)	700,000	708,565
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	5,463,000	5,824,270
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,218,734
Kinder Morgan Inc.
3.583% (3 Month LIBOR USD + 1.280%), 01/15/2023 (a)	2,000,000	2,018,743
Occidental Petroleum Corp.:
2.600%, 04/15/2022
Callable 03/15/2022	3,125,000	3,141,886
3.500%, 06/15/2025
Callable 03/15/2025	3,000,000	3,086,702
		21,423,166

Real Estate Investment Trusts - 3.0%
American Tower Corp.:
3.500%, 01/31/2023	3,500,000	3,628,414
5.000%, 02/15/2024	2,500,000	2,763,916
3.375%, 10/15/2026
Callable 07/15/2026	1,580,000	1,644,579
		8,036,909
Road & Rail - 4.6%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	3,500,000	3,609,817
Union Pacific Corp.:
2.250%, 06/19/2020
Callable 05/19/2020	4,125,000	4,128,070
3.250%, 01/15/2025
Callable 10/15/2024	1,500,000	1,564,423
3.750%, 07/15/2025
Callable 05/15/2025	3,025,000	3,260,339
		12,562,649
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	2,250,000	2,439,923
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	1,000,000	1,028,611
		3,468,534
Software - 1.8%
Oracle Corp.
3.250%, 11/15/2027
Callable 08/15/2027	4,500,000	4,770,416

Software & Services - 0.9%
Sabre GLBL, Inc. (b)
5.375%, 04/15/2023
Callable 10/31/2019	2,500,000	2,562,500

Specialty Retail - 1.8%
The Home Depot Inc.
2.950%, 06/15/2029
Callable 03/15/2029	2,500,000	2,626,845
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	2,203,000	2,266,234
		4,893,079
TOTAL CORPORATE BONDS
(Cost $189,978,884)		195,373,172

U.S. GOVERNMENT ISSUES - 9.6%
U.S. Treasury Inflation Indexed Bonds - 1.4%
0.625%, 01/15/2024	3,848,600	3,909,062

U.S. Treasury Notes - 8.2%
2.000%, 07/31/2020	2,000,000	2,002,266
2.000%, 02/15/2023	2,000,000	2,027,656
2.000%, 02/15/2025	2,000,000	2,042,656
2.000%, 08/15/2025	1,000,000	1,022,422

1.625%, 02/15/2026	2,000,000	2,001,133
2.375%, 05/15/2027	4,000,000	4,215,547
2.750%, 02/15/2028	2,000,000	2,171,758
2.875%, 08/15/2028	3,000,000	3,299,062
3.125%, 11/15/2028	3,000,000	3,368,496
		22,150,996
TOTAL U.S. GOVERNMENT ISSUES
(Cost $24,760,326)		26,060,058

U.S. GOVERNMENT SPONSORED ENTITIES - 17.1%
Fannie Mae - 1.4%
1.750%, 10/26/2021 (c)
Callable 10/26/2019	1,040,000	1,039,951
2.000%, 05/17/2024 (c)
Callable 11/17/2019	2,800,000	2,800,976
		3,840,927
Federal Home Loan Bank - 6.1%
1.750%, 10/19/2020 (c)
Callable 10/19/2019	2,500,000	2,499,850
2.050%, 10/19/2020 (c)
Callable 10/19/2019	2,500,000	2,500,232
2.260%, 10/04/2022
Callable 10/04/2019	3,650,000	3,650,016
2.125%, 09/18/2024 (c)
Callable 12/18/2019	5,000,000	4,999,902
2.250%, 04/28/2026 (c)
Callable 10/28/2019	1,500,000	1,494,500
2.500%, 05/15/2026 (c)
Callable 05/15/2020	1,400,000	1,404,321
		16,548,821
Freddie Mac - 9.6%
1.500%, 08/25/2021 (c)
Callable 11/25/2019	1,600,000	1,596,335
2.000%, 08/25/2021 (c)
Callable 11/25/2019	1,650,000	1,646,662
2.125%, 08/25/2021 (c)
Callable 11/25/2019	2,500,000	2,497,862
2.375%, 01/13/2022 (c)	2,000,000	2,031,247
2.200%, 07/27/2022 (c)
Callable 10/27/2019	1,225,000	1,225,141
2.000%, 09/29/2022 (c)
Callable 12/29/2019	2,500,000	2,502,717
2.250%, 12/14/2022 (c)
Callable 12/14/2019	2,000,000	2,000,348
2.000%, 06/30/2023 (c)
Callable 12/30/2019	1,500,000	1,499,627
2.000%, 10/27/2023 (c)
Callable 10/27/2019	4,500,000	4,500,400
2.250%, 07/11/2024
Callable 10/11/2019	559,000	559,042
2.250%, 07/30/2024
Callable 10/30/2019	3,525,000	3,525,705
2.000%, 05/23/2031 (c)
Callable 11/23/2019	2,500,000	2,492,831
		26,077,917

TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $46,425,543)		46,467,665

SHORT-TERM INVESTMENT - 0.8%	Shares
Money Market Fund - 0.8%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.81% (d)	2,043,602	2,043,602

TOTAL SHORT-TERM INVESTMENT
(Cost $2,043,602)		2,043,602

Total Investments - 99.4%
(Cost $263,208,355)		269,944,497
Other Assets in Excess of Liabilities - 0.6%		1,717,209
TOTAL NET ASSETS - 100.0%		$271,661,706

(a)	Floating rate.
(b)
Rule 144A security.  Resale to the public may require registration or may extend only to qualified institutional buyers. The fair market value of the Rule 144A securities was $2,562,500 representing 0.9% of the Fund's total net assets.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 87.4%	Shares	Value
AUSTRALIA - 2.3%
Pharmaceuticals - 2.3%
CSL Ltd.	1,350	$213,451

Total Australia		213,451

BELGIUM - 1.9%
Beverages - 1.9%
Anheuser-Busch InBev SA/NV	1,800	171,324

Total Belgium		171,324

FINLAND - 1.9%
Banks - 1.9%
Nordea Bank Abp	25,000	177,335

Total Finland		177,335

FRANCE - 15.1%
Aerospace & Defense - 2.7%
Safran SA	1,575	247,985

Chemicals - 2.4%
Air Liquide SA	1,550	220,597

Electrical Equipment & Instruments - 2.4%
Schneider Electric SA	2,475	216,420

IT Consulting & Services - 2.3%
Cap Gemini	1,766	207,949

Oil & Gas & Consumable Fuels - 2.1%
TOTAL SA	3,650	190,044

Specialty Retail - 3.2%
LVMH Moet Hennessy Louis Vuitton SE	750	297,572

Total France		1,380,567

GERMANY - 5.6%
Machinery - 1.6%
KION Group AG	2,700	141,991

Semiconductor Equipment & Products - 1.4%
Infineon Technologies AG	7,150	128,463

Software - 2.6%
SAP SE	2,000	235,347

Total Germany		505,801

IRELAND - 2.5%
Construction Materials - 2.5%
CRH PLC	6,500	223,108

Total Ireland		223,108

ITALY - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Moncler SpA	4,500	160,396

Total Italy		160,396

JAPAN - 8.2%
Computers & Peripherals - 1.8%
Nidec Corp.	1,250	169,277

Food & Drug Retailing - 2.0%
Tsuruha Holdings, Inc.	1,650	180,186

Media & Entertainment - 2.4%
Nintendo Co., Ltd.	600	223,497

Personal Products - 2.0%
Shiseido Co., Ltd.	2,225	178,577

Total Japan		751,537

JERSEY - 2.5%
Trading Companies & Distributors - 2.5%
Ferguson PLC	3,150	229,888

Total Jersey		229,888

NETHERLANDS - 4.9%
Banks - 2.0%
ING Groep NV	17,000	177,595

Semiconductor Equipment & Products - 2.9%
ASML Holding NV	1,075	266,615

Total Netherlands		444,210

PORTUGAL - 1.4%
Oil & Gas & Consumable Fuels - 1.4%
Galp Energia SGPS SA	8,700	130,841

Total Portugal		130,841

SPAIN - 2.6%
Banks - 1.2%
CaixaBank SA	43,000	112,789

Machinery - 1.4%
Fluidra SA (a)	10,500	124,524

Total Spain		237,313

SWEDEN - 1.8%
Oil & Gas & Consumable Fuels - 1.8%
Lundin Petroleum AB	5,500	164,882

Total Sweden		164,882

SWITZERLAND - 10.9%
Banks - 2.1%
Julius Baer Group Ltd.	4,300	190,451

Electrical Equipment & Instruments - 1.9%
ABB Ltd.	9,000	176,993

Health Care Equipment & Supplies - 2.0%
Alcon, Inc. (a)	3,100	180,823

Pharmaceuticals - 4.9%
Lonza Group AG	640	216,583
Roche Holding AG	775	225,652
		442,235

Total Switzerland		990,502

UNITED KINGDOM - 24.0%
Banks - 1.8%
Lloyds Banking Group PLC	245,000	162,415

Beverages - 1.9%
Diageo PLC	4,300	175,655

Commercial Services & Supplies - 2.8%
Rentokil Initial PLC	45,000	258,723

Hotels, Restaurants & Leisure - 4.6%
Compass Group PLC	8,500	218,727
InterContinental Hotels Group PLC	3,250	202,817
		421,544
Household Products - 2.0%
Reckitt Benckiser Group PLC	2,350	183,486

Insurance - 2.0%
Prudential PLC	9,750	176,681

Oil & Gas & Consumable Fuels - 2.3%
Royal Dutch Shell PLC - A Shares	7,120	208,814

Personal Products - 2.4%
Unilever PLC	3,625	217,869

Specialty Retail - 2.1%
Burberry Group PLC	7,000	186,980

Trading Companies & Distributors - 2.1%
Ashtead Group PLC	7,000	194,666

Total United Kingdom		2,186,833

TOTAL COMMON STOCKS
(Cost $7,933,428)		7,967,988

PREFERRED STOCK - 1.8%
GERMANY - 1.8%
Health Care Equipment & Supplies - 1.8%
Sartorius AG	900	164,080

Total Germany		164,080

TOTAL PREFERRED STOCK
(Cost $178,665)		164,080

SHORT-TERM INVESTMENTS - 10.3%
Money Market Funds - 10.3%
Fidelity Investments Money Market Government Portfolio - Class I, 1.86% (b)	272,000	272,000
First American Government Obligations Fund - Class Z, 1.82% (b)	125,751	125,751
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.81% (b)	272,000	272,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 1.83% (b)	272,000	272,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $941,751)		941,751

Total Investments - 99.5%
(Cost $9,053,844)		9,073,819
Other Assets in Excess of Liabilities - 0.5%		40,882
TOTAL NET ASSETS - 100.0%		$9,114,701

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 3.7%
Honeywell International Inc.	10,000	$1,692,000

Banks - 10.4%
Comerica, Inc.	18,000	1,187,820
Cullen/Frost Bankers, Inc.	5,000	442,750
SunTrust Banks, Inc.	25,000	1,720,000
Zions Bancorp N.A.	32,500	1,446,900
		4,797,470
Beverages - 3.3%
PepsiCo, Inc.	11,000	1,508,100

Chemicals - 7.1%
Corteva, Inc. (a)	20,000	560,000
Ecolab, Inc.	6,500	1,287,260
FMC Corp.	4,500	394,560
The Sherwin Williams Co.	1,900	1,044,753
		3,286,573
Computers & Peripherals - 3.9%
Apple, Inc.	8,000	1,791,760

Construction Materials - 1.8%
Martin Marietta Materials, Inc.	3,000	822,300

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	27,500	1,040,600

Electrical Equipment & Instruments - 3.5%
Roper Technologies, Inc.	4,500	1,604,700

Electronic Equipment & Instruments - 5.0%
FLIR Systems, Inc.	24,500	1,288,455
Trimble, Inc. (a)	27,000	1,047,870
		2,336,325
Energy Equipment & Services - 0.9%
Schlumberger Ltd. (b)	12,500	427,125

Food Products - 1.8%
Mondelez International, Inc. - Class A	15,000	829,800

Internet & Catalog Retail - 3.0%
Amazon.com, Inc. (a)	800	1,388,728

IT Consulting & Services - 2.9%
PayPal Holdings, Inc. (a)	13,000	1,346,670

Machinery - 2.6%
Stanley Black & Decker, Inc.	8,500	1,227,485

Media & Entertainment - 4.2%
Alphabet, Inc. - Class A (a)	1,600	1,953,824

Multiline Retail - 2.5%
Dollar Tree, Inc. (a)	10,000	1,141,600

Oil & Gas & Consumable Fuels - 3.2%
EOG Resources, Inc.	9,000	667,980
Occidental Petroleum Corp.	18,000	800,460
		1,468,440
Pharmaceuticals - 7.9%
Abbott Laboratories	20,000	1,673,400
Zoetis, Inc.	16,000	1,993,440
		3,666,840
Professional Services - 3.8%
Verisk Analytics, Inc.	11,000	1,739,540

Software - 13.5%
Adobe, Inc. (a)	5,800	1,602,250
Microsoft Corp.	10,000	1,390,300
Oracle Corp.	27,500	1,513,325
RealPage, Inc. (a)	27,500	1,728,650
		6,234,525
Software & Services - 4.1%
Akamai Technologies, Inc. (a)	21,000	1,918,980

Specialty Retail - 4.5%
The Home Depot, Inc.	5,500	1,276,110
Tiffany & Co.	8,500	787,355
		2,063,465
Textiles, Apparel & Luxury Goods - 2.6%
VF Corp.	13,500	1,201,365

TOTAL COMMON STOCKS
(Cost $23,494,045)		45,488,215

SHORT-TERM INVESTMENT - 1.9%
Money Market Fund - 1.9%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.81% (c)	875,992	875,992

TOTAL SHORT-TERM INVESTMENT
(Cost $875,992)		875,992

Total Investments - 100.2%
(Cost $24,370,037)		46,364,207
Liabilities in Excess of Other Assets - (0.2)%		(105,257)
TOTAL NET ASSETS - 100.0%		$46,258,950

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September, 2019 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities. For foreign securities held by the LKCM
International Equity Fund, such fair value prices generally will be based on such independent pricing services' proprietary multi-factor models that measure movements in relevant indices, market indicators or other factors between the time the relevant foreign markets have closed and a
Fund calculates its net asset value.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2019, the Funds' assets carried at fair value were classified as follows:

	LKCM Small Cap Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$175,727,163	$-	$0	$175,727,163
	Money Market Fund	322,053	-	-	322,053
	Total Investments*	$176,049,216	$-	$0	$176,049,216

	LKCM Small-Mid Cap Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$11,982,339	$-	$-	$11,982,339
	Money Market Fund	331,562	-	-	331,562
	Total Investments*	$12,313,901	$-	$-	$12,313,901

	LKCM Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$331,413,609	$-	$-	$331,413,609
	U.S. Government Issue	-	4,295,297	-	4,295,297
	Money Market Funds	22,535,351	-	-	22,535,351
	Total Investments*	$353,948,960	$4,295,297	$-	$358,244,257

	LKCM Balanced Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$67,910,394	$-	$-	$67,910,394
	Corporate Bonds	-	27,669,665	-	27,669,665
	Money Market Fund	2,064,530	-	-	2,064,530
	Total Investments*	$69,974,924	$27,669,665	$-	$97,644,589

	LKCM Fixed Income Fund
	Description	Level 1	Level 2	Level 3	Total
	Corporate Bonds	$-	$195,373,172	$-	$195,373,172
	U.S. Government Issues	-	26,060,058	-	26,060,058
	U.S. Government Sponsored Entities	-	46,467,665	-	46,467,665
	Money Market Fund	2,043,602	-	-	2,043,602
	Total Investments*	$2,043,602	$267,900,895	$-	$269,944,497

	LKCM International Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$7,967,988	$-	$-	$7,967,988
	Preferred Stock	164,080	-		164,080
	Money Market Funds	941,751	-	-	941,751
	Total Investments*	$9,073,819	$-	$-	$9,073,819

	LKCM Aquinas Catholic Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$45,488,215	$-	$-	$45,488,215
	Money Market Fund	875,992	-	-	875,992
	Total Investments*	$46,364,207	$-	$-	$46,364,207

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

	Below is a reconciliation of Level 3 assets held by the LKCM International Equity Fund for which significant observable
	inputs were used to determine fair value.

	Description		Common Stocks
	Balance as of January 1, 2019		$0
	Purchases		-
	Sales proceeds		-
	Realized gain (loss)		-
	Change in unrealized appreciation/depreciation		-
	Transfers into/(out of) Level 3		-
	Balance as of September 30, 2019		$0
	Change in unrealized appreciation/depreciation during the period
	for Level 3 investments held at September 30, 2019		$-

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By /s/ J. Luther King
     J. Luther King, Jr., President

Date November 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ J. Luther King
     J. Luther King, Jr., President

Date November 20, 2019

By /s/ Jacob D. Smith
      Jacob D. Smith, Chief Financial Officer

Date November 20, 2019